Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 483	$ 432
Net charge to income statement	199
Reversal of inventory write-down		153
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	195	64
Net charge to income statement	$ 195
Reversal of inventory write-down		$ 151